Revenue From Contracts With Customers - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Liability for sales return	£ 31	£ 53	£ 83